Financial instruments and risk management (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalent | Level 1 of fair value hierarchy
Financial instruments and risk management
Carrying value	$ 14,125,522	$ 18,851,244
Fair value	14,125,522	18,851,244
Account Payable And Accrued Liability. | Level 1 of fair value hierarchy
Financial instruments and risk management
Carrying value	1,960,745	700,999
Fair value	1,960,745	700,999
Lease liabilities. | Level 2 of fair value hierarchy
Financial instruments and risk management
Carrying value	105,105
Fair value	105,105
Derivative Warrant Liability | Level 3 of fair value hierarchy
Financial instruments and risk management
Carrying value	5,220,649	4,597,332
Fair value	$ 5,220,649	$ 4,597,332